Quarterly Holdings Report
for

Fidelity® Municipal Income 2023 Fund

September 30, 2019

M23-QTLY-1119
1.958060.106

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.6%
	Principal Amount	Value
Alabama - 1.8%
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	$500,000	$554,395
Series 2016 B, 5% 3/1/23	100,000	110,879

TOTAL ALABAMA		665,274

Arizona - 3.8%
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/23	200,000	228,374
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018, 4% 5/1/23	330,000	351,658
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	508,230
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	282,350

TOTAL ARIZONA		1,370,612

California - 1.9%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	120,000	135,139
Los Angeles Dept. Arpt. Rev. Series 2018 C, 5% 5/15/23 (a)	120,000	134,975
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	184,266
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	224,634

TOTAL CALIFORNIA		679,014

Colorado - 1.5%
Colorado Health Facilities Auth. Bonds (Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (b)	200,000	206,640
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	225,862
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	113,430

TOTAL COLORADO		545,932

Connecticut - 3.2%
Connecticut Gen. Oblig.:
Series 2018 C, 5% 6/15/23	200,000	225,354
Series 2019 A, 5% 4/15/23	200,000	224,260
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2011 A, 4% 7/1/23	65,000	67,699
Series K1, 5% 7/1/23	500,000	555,030
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	111,510

TOTAL CONNECTICUT		1,183,853

Florida - 9.7%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	282,935
Series 2015 B, 5% 7/1/23	45,000	50,928
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	563,140
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	300,000	309,993
Hillsborough County Aviation Auth. Rev. Series 2018 E, 5% 10/1/23 (a)	450,000	510,458
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	560,275
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	217,236
Series 2014 B, 5% 7/1/23	90,000	101,015
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	33,772
Series 2015 D, 5% 2/1/23	650,000	726,219
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	163,763

TOTAL FLORIDA		3,519,734

Georgia - 1.5%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2009 1st, 2.75%, tender 3/15/23 (b)	300,000	308,823
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	232,756

TOTAL GEORGIA		541,579

Illinois - 16.1%
Chicago Midway Arpt. Rev. 5% 1/1/23	400,000	444,824
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (a)	200,000	221,338
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/23	500,000	555,555
Illinois Fin. Auth. Rev.:
Series 2016 C, 5% 2/15/23	500,000	560,870
Series 2019, 5% 4/1/23	500,000	559,645
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	295,000	322,099
Series 2014, 5% 2/1/23	250,000	270,555
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	568,038
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	91,585
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	815,000	892,164
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	552,600
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	140,000	128,871
Series 2002:
5.7% 6/15/23	45,000	50,759
5.7% 6/15/23 (Escrowed to Maturity)	45,000	52,064
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	500,000	559,895

TOTAL ILLINOIS		5,830,862

Indiana - 2.3%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	283,563
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/23 (a)	500,000	554,180

TOTAL INDIANA		837,743

Louisiana - 1.8%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (b)(c)	45,000	45,094
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	604,098

TOTAL LOUISIANA		649,192

Maine - 0.6%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2013, 3% 7/1/23	200,000	206,014
Massachusetts - 3.0%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	57,795
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016, 5% 7/1/23	230,000	257,793
Series 2019 A, 5% 7/1/23	200,000	223,472
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (a)	500,000	563,335

TOTAL MASSACHUSETTS		1,102,395

Michigan - 4.7%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	56,924
Grand Traverse County Hosp. Fin. Auth. Series 2014 C, 5% 7/1/23	390,000	438,945
Milan Area Schools Series 2019, 5% 5/1/23	590,000	662,204
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/23	500,000	563,805

TOTAL MICHIGAN		1,721,878

Minnesota - 0.8%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	278,190
Nevada - 4.6%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/23 (a)	1,000,000	1,123,932
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	123,681
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	426,022

TOTAL NEVADA		1,673,635

New Jersey - 6.7%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	276,943
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	607,327
Series 2015 XX, 5% 6/15/23	250,000	278,153
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	112,550
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	226,662
Series 2013, 5% 7/1/23	200,000	226,192
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/23	240,000	268,387
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	285,798
Rutgers State Univ. Rev. Series Q, 5% 5/1/23 (c)	150,000	166,646

TOTAL NEW JERSEY		2,448,658

New York - 5.4%
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	114,119
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	392,294
Series 2014 B, 5% 7/1/23	285,000	319,439
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	596,446
New York Dorm. Auth. Sales Tax Rev. Series 2018 F, 5% 3/15/23 (a)	175,000	196,312
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	339,876

TOTAL NEW YORK		1,958,486

Ohio - 6.7%
Cleveland Arpt. Sys. Rev. 5% 1/1/23 (FSA Insured)	500,000	556,875
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	436,040
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	500,000	559,575
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	111,276
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/23	200,000	222,622
Univ. of Toledo Gen. Receipts Series 2018 A, 5% 6/1/23	500,000	562,745

TOTAL OHIO		2,449,133

Oregon - 1.5%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/23	250,000	265,763
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (a)	250,000	281,668

TOTAL OREGON		547,431

Pennsylvania - 5.3%
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/23 (c)	200,000	220,150
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	350,207
Pennsylvania Gen. Oblig.:
Series 2013, 5% 4/1/23	250,000	281,190
Series 2014, 5% 7/1/23	500,000	566,655
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	113,488
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/23	340,000	380,729

TOTAL PENNSYLVANIA		1,912,419

Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	279,228
South Carolina - 0.3%
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/23 (a)(c)	100,000	112,667
South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. (Avera Health Proj.) Series 2017, 5% 7/1/23	150,000	169,352
Tennessee - 1.5%
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	500,000	534,655
Texas - 4.0%
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	281,950
Series 2015 D, 5% 5/15/23	500,000	562,770
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	334,833
Series 2015 B, 5% 1/1/23	250,000	279,028

TOTAL TEXAS		1,458,581

Virginia - 1.5%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (a)(b)	200,000	204,876
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	224,968
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	100,000	101,076

TOTAL VIRGINIA		530,920

Washington - 4.2%
Port of Seattle Rev. Series 2013, 5% 7/1/23 (a)	250,000	281,863
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (a)	300,000	337,419
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	329,181
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	151,261
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/23	380,000	427,245

TOTAL WASHINGTON		1,526,969

Wisconsin - 2.9%
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	560,035
Series 2018, 5% 4/1/23	450,000	505,814

TOTAL WISCONSIN		1,065,849

TOTAL MUNICIPAL BONDS
(Cost $34,680,691)		35,800,255
	Shares	Value

Money Market Funds - 1.5%
Fidelity Municipal Cash Central Fund 1.67% (d)(e)
(Cost $540,000)	539,946	540,000
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $35,220,691)		36,340,255
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(46,604)
NET ASSETS - 100%		$36,293,651

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$1,125
Total	$1,125

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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